Fair Value Measurements (Details) - Schedule of Hybrid Model for the Periods	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Hybrid Model for the Periods [Line Items]
Expected volatility	74.82%	82.80%	73.80%	87.30%
Probability of an IPO scenario (including de-SPAC transaction) [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage	67.00%		25.00%
Expected time to IPO (including de-SPAC transaction) (years) [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares (years)	1 month 19 days		4 months 29 days
Probability of other liquidation events [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage	33.00%	100.00%	75.00%	100.00%
Expected time to liquidation (years) [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares (years)	2 years 3 months	3 years	2 years 9 months	3 years
Expected return on Equity [Member]
Assumptions regarding the price of the underlying shares:
Assumptions regarding the price of the underlying shares percentage	22.00%	23.00%	22.00%	23.00%